Basis of Presentation - Schedule of Income and Expenses of Foreign Operations (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
USD [Member]
Disclosure Of Basis Of Preparation [Line Items]
Average exchange rate	20.2813	21.4886	19.2616
Euro [Member]
Disclosure Of Basis Of Preparation [Line Items]
Average exchange rate	1.1835	1.1413	1.1196